Commitments and Contingencies - Schedule of Employment Agreements (Details) (10-K) - CAD		6 Months Ended	12 Months Ended
		Sep. 30, 2016	Mar. 31, 2016
Scenario One [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 100,000, Effective Monthly Salary: 10.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 100,000, Effective Monthly Salary: 10.0%
Cumulative fund rasied	[1]	CAD 100,000	CAD 100,000
Percentage of effecitve monthly salary		10.00%	10.00%
Scenario Two [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 175,000, Effective Monthly Salary: 15.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 175,000, Effective Monthly Salary: 15.0%
Cumulative fund rasied	[1]	CAD 175,000	CAD 175,000
Percentage of effecitve monthly salary		15.00%	15.00%
Scenario Three [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 250,000, Effective Monthly Salary: 25.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 250,000, Effective Monthly Salary: 25.0%
Cumulative fund rasied	[1]	CAD 250,000	CAD 250,000
Percentage of effecitve monthly salary		25.00%	25.00%
Scenario Four [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 375,000, Effective Monthly Salary: 37.50%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 375,000, Effective Monthly Salary: 37.50%
Cumulative fund rasied	[1]	CAD 375,000	CAD 375,000
Percentage of effecitve monthly salary		37.50%	37.50%
Scenario Five [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 500,000, Effective Monthly Salary: 50.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 500,000, Effective Monthly Salary: 50.0%
Cumulative fund rasied	[1]	CAD 500,000	CAD 500,000
Percentage of effecitve monthly salary		50.00%	50.00%
Scenario Six [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 750,000, Effective Monthly Salary: 62.50%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 750,000, Effective Monthly Salary: 62.50%
Cumulative fund rasied	[1]	CAD 750,000	CAD 750,000
Percentage of effecitve monthly salary		62.50%	62.50%
Scenario Seven [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,000,000, Effective Monthly Salary: 75.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,000,000, Effective Monthly Salary: 75.0%
Cumulative fund rasied	[1]	CAD 1,000,000	CAD 1,000,000
Percentage of effecitve monthly salary		75.00%	75.00%
Scenario Eight [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,250,000, Effective Monthly Salary: 87.50%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,250,000, Effective Monthly Salary: 87.50%
Cumulative fund rasied	[1]	CAD 1,250,000	CAD 1,250,000
Percentage of effecitve monthly salary		87.50%	87.50%
Scenario Nine [Member]
Commitments		Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,500,000, Effective Monthly Salary: 100.0%	Cumulative Funds Raised (inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold): 1,500,000, Effective Monthly Salary: 100.0%
Cumulative fund rasied	[1]	CAD 1,500,000	CAD 1,500,000
Percentage of effecitve monthly salary		100.00%	100.00%

[1]	Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.